Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

On April 9, 2026, the Securities and Exchange Commission declared effective the registration statement covering the resale of shares issuable under the Company’s equity line financing arrangement originally entered into on October 27, 2025 pursuant to a Securities Purchase Agreement. The facility provides the Company with the right, but not the obligation, to direct the purchaser to purchase shares of the Company’s common stock from time to time, subject to specified pricing, volume and other customary conditions, for aggregate gross proceeds of up to $300.0 million. Following the effectiveness of the registration statement, the Company became eligible to access the facility in accordance with its terms. In April and May 2026, the Company entered into amendments to the equity line financing arrangement that modified certain operational, pricing and settlement provisions and reduced the maximum aggregate purchase commitment under the facility from $300.0 million to $50.0 million.

On May 4, 2026, the Company issued a Second Promissory Note in the principal amount of $1,000,000. The Second Promissory Note bears interest at a rate of 10% per annum and matures on September 1, 2026. The Company is required to apply a cumulative total 25% of the net proceeds from any future offerings or issuances of the Company’s securities toward repayment of the Second Promissory Note and/or the Promissory Note issued March 1, 2026 until both notes are paid in full. In the event of default, the Second Promissory Note will bear interest at a rate of 24% per annum, and any late payments will be subject to a late fee equal to 10% of the overdue amount.

Also on May 4, 2026, the Company entered into amendments to certain warrants originally issued in connection with the Company’s October 27, 2025 Series D financing transactions. Pursuant to the amendments, warrants to purchase an aggregate of 9,000,000 shares of common stock were repriced, including (i) three tranches of 1,000,000 warrants each expiring February 27, 2027 repriced to exercise prices of $1.25, $1.75 and $2.25 per share, respectively, and (ii) three tranches of 2,000,000 warrants each expiring October 27, 2027 repriced to exercise prices of $3.50, $4.00 and $4.50 per share, respectively. In addition, all remaining 15,991,902 Series D warrants, as well as 300,000 Series C warrants, were cancelled.

Further, on May 4, 2026, the Company agreed to amend the Certificates of Designation relating to its Series C Preferred Stock and Series D Preferred Stock. Pursuant to the amendments, the conversion price of the Series D Preferred Stock was adjusted to $2.0265 per share. In addition, a “leak-out” provision was added to both the Series C Preferred Stock and Series D Preferred Stock, pursuant to which holders collectively may not sell, on any trading day, a number of conversion shares exceeding 10% of the total daily trading volume of the Company’s common stock, unless such sales are made at a price equal to or greater than 115% of the closing price of the Company’s common stock on the immediately preceding trading day.

The Company has evaluated all transactions through May, 15, 2026, the date these consolidated financial statements were available to be issued and has determined that there are no other events, other than the following, that would require disclosure in or adjustment to these financial statements.

Note 15 – Subsequent Events

On January 12, 2026, at a fifth closing under the SPA, the Company issued 93,407 additional shares of Series D Preferred Stock for additional consideration of $850. On January 30, 2026, at a sixth closing under the SPA, we issued 131,867 additional shares of Series D Preferred Stock for consideration of $1,200. On February 4, at a final closing under the SPA, we issued 98,902 additional shares of Series D Preferred Stock for consideration of $900. Issuance costs associated with these closings were $306, bringing the total issuance costs related to the Series D Preferred Stock to $506.

On February 4, 2026, the Company’s common stock began trading on the NASDAQ under the ticker symbol “OBAI” in connection with the Company’s direct listing. In a direct listing, the Company did not issue new shares and did not receive any proceeds from the listing.

On February 5, 2026, all 682,770 outstanding shares of the Company’s Series E Convertible Preferred Stock were converted into 1,477,857 shares of the Company’s common stock in accordance with the terms of the Series E Preferred. Following the conversion, no shares of Series E Preferred remained outstanding.

On March 1, 2026, the Company entered into Amendment No. 1 (the “Amendment”) to a Warrant to Purchase Shares of Common Stock originally issued on October 27, 2025 (the “Warrant”). The Warrant provides for the purchase of up to 16,000,000 shares of the Company’s common stock at an exercise price of $12.35 per share and expires on July 27, 2026. Pursuant to the Amendment, the exercise price for 12,000,000 shares underlying the Warrant was temporarily reduced as follows: (i) $2.25 per share for 4,500,000 shares for a period of 60 days; (ii) $2.75 per share for 3,750,000 shares for a period of 60 days; and (iii) $3.25 per share for 3,750,000 shares for a period of 75 days. Upon expiration of the reduced exercise price periods, the exercise price for the applicable warrants will revert to the original exercise price of $12.35 per share. All other terms and conditions of the Warrant remain unchanged.

Also on March 1, 2026, the Company issued a Promissory Note in the principal amount of $2,500,000 (the “Note”). The Note bears interest at a rate of 10% per annum and matures on September 1, 2026. The Company is required to apply 25% of the net proceeds from any future offerings or issuances of the Company’s securities toward repayment of the Note until it is paid in full. In the event of default, the Note will bear interest at a rate of 24% per annum, and any late payments will be subject to a late fee equal to 10% of the overdue amount.

The Company has evaluated all transactions through March, 31, 2026, the date these consolidated financial statements were available to be issued and has determined that there are no other events, other than the following, that would require disclosure in or adjustment to these financial statements.